Investments in Associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial statements [line items]
Increase (decrease) in cash and cash equivalents	R$ (55,009)	R$ 1,089,061	R$ 1,804,860
Cash and cash equivalents at beginning of the year	4,499,588	3,505,824	1,649,340
Cash and cash equivalents at end of the year	4,555,177	4,499,588	3,505,824
Cosan S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	98,643	(415,565)	(490,411)
Net cash (used in) generated by investing activities	1,126,170	2,032,424	748,456
Net cash provided by (used in) financing activities	(2,147,738)	(1,280,978)	97,000
Increase (decrease) in cash and cash equivalents	(922,925)	335,881	355,045
Cash and cash equivalents at beginning of the year	1,066,930	731,049	376,004
Cash and cash equivalents at end of the year	144,005	1,066,930	731,049
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Net cash generated by (used in) operating activities	(3,481)	(3,992)	9,668
Net cash (used in) generated by investing activities	(748,482)	(757,768)	199,897
Net cash provided by (used in) financing activities	753,853	587,915	(36,718)
Increase (decrease) in cash and cash equivalents	1,890	(173,845)	172,847
Cash and cash equivalents at beginning of the year	15	173,860	1,013
Cash and cash equivalents at end of the year	1,905	15	173,860
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Cash generated from operations	1,701,783	2,158,498	2,224,752
Income taxes paid	(64,680)	(70,774)	(86,693)
Net cash generated by (used in) operating activities	1,637,103	2,087,724	2,138,059
Net cash (used in) generated by investing activities	(634,776)	(637,013)	(521,313)
Net cash provided by (used in) financing activities	(1,383,142)	(1,310,018)	(622,810)
Increase (decrease) in cash and cash equivalents	(380,815)	140,693	993,936
Cash and cash equivalents at beginning of the year	2,108,336	1,967,643	973,707
Cash and cash equivalents at end of the year	1,727,521	2,108,336	1,967,643
Rumo S.A. [member]
Statement of financial statements [line items]
Cash generated from operations	(529,337)	558,205	(88,190)
Net cash generated by (used in) operating activities	(529,337)	558,205	(88,190)
Net cash (used in) generated by investing activities	(1,434,807)	(761,601)	(336,019)
Net cash provided by (used in) financing activities	1,962,035	202,912	398,093
Increase (decrease) in cash and cash equivalents	(2,109)	(484)	(26,116)
Cash and cash equivalents at beginning of the year	3,039	3,523	29,639
Cash and cash equivalents at end of the year	R$ 930	R$ 3,039	R$ 3,523